Convertible Notes Payable (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Debt Instrument [Line Items]
Debt original issuance discount			$ 250,750	$ 415,000	$ 505,000	$ 538,750
Debt Conversion, Original Debt, Amount			249,565	415,000	503,726	538,750
Derivative liabilities	$ 292,699		292,699		202,144	531,525
Gain loss on derivative liabilities	(60,124)	$ (32,205)	(93,836)	233,303	291,123	494,501
Amortization of interest expenses			299,267	461,058	593,463	541,612
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount			338,577
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt discount	$ 157,861		157,861
Amortization of interest expenses			299,268	$ 461,058
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt discount					175,063
Interest expenses					593,463	541,612
Derivative [Member]
Debt Instrument [Line Items]
Derivative issuance liability			628,437		674,971	1,077,756
Loss on derivative liability			$ 78,868		$ 171,245	$ 539,006
Derivative [Member] | Measurement Input, Conversion Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.0008		0.0008		0.0058	0.0039
Derivative [Member] | Measurement Input, Conversion Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.0034		0.0034		0.0143	0.0351
Derivative [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.0011		0.0011		0.008	0.0217
Derivative [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.006		0.006		0.0272	0.0540
Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0		0	0
Derivative [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.24		1.24		148	197
Derivative [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.60		1.60		216	264
Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	4.67		4.67		0.48	0.05
Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	5.46		5.46		4.77	0.29
Derivative [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			1 year		1 year	1 year
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 283,250		$ 283,250		$ 544,000	$ 572,250
Debt original issuance discount			250,750		505,000	538,750
Debt discount	$ 32,500		$ 32,500		$ 39,000	$ 33,500
Interest rate percentage	10.00%		10.00%		10.00%
Debt maturity date description			mature on dates ranging from April 11, 2024, to September 29, 2024		mature on dates ranging from January 1, 2023 to December 5, 2023	mature on dates ranging from January 25, 2022 to December 15, 2022
Debt conversion description			The conversion price per share is equal to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%.		The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage of 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%.	The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage ranging from 61% to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%.
Common shares reserve | shares	1,259,591,300		1,259,591,300		267,136,056	95,273,690
Convertible Promissory Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage						10.00%
Convertible Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage						12.00%
Convertible Notes [Member]
Debt Instrument [Line Items]
Loss on derivative liability					$ 39,770
Debt conversion of convertible shares | shares			218,504,885		68,193,798	21,690,671
Derivative, Gain on Derivative			$ 100,807
Debt conversion of convertible shares, value					$ 774,176	$ 529,735
Common stock, subscribed and issued | shares					4,054,054
Additional paid in capital on convertible debt features						$ 489,279
Convertible Notes [Member] | Measurement Input, Conversion Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.0008		0.0008		0.0038	0.0136
Convertible Notes [Member] | Measurement Input, Conversion Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.004		0.004		0.016	0.035
Convertible Notes [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.001		0.001		0.006	0.022
Convertible Notes [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.006		0.006		0.026	0.057
Convertible Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0			0
Convertible Notes [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.10		1.10		63	125
Convertible Notes [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.93		1.93		191	251
Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	4.55		4.55		0.51	0.06
Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	5.37		5.37		4.74	0.29
Convertible Notes [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			5 months 23 days		5 months 8 days	5 months 23 days
Convertible Notes [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			6 months		6 months	6 months
Remaining Convertible Notes [Member]
Debt Instrument [Line Items]
Derivative liabilities	$ 292,699		$ 292,699		$ 202,144	$ 531,525
Gain loss on derivative liabilities			$ 93,836		$ 291,123	$ 494,501
Remaining Convertible Notes [Member] | Measurement Input, Conversion Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0123
Remaining Convertible Notes [Member] | Measurement Input, Conversion Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0127
Remaining Convertible Notes [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.002		0.002		0.006	0.029
Remaining Convertible Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0		0	0
Remaining Convertible Notes [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.57		1.57		96	165
Remaining Convertible Notes [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	1.75		1.75		120	218
Remaining Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	5.46		5.46		4.71	0.39
Remaining Convertible Notes [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			6 months 10 days		5 months 26 days	6 months 10 days
Remaining Convertible Notes [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			1 year		11 months 4 days	11 months 15 days
Remaining Convertible Notes [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares	0.0008		0.0008		0.0038
Convertible Notes Payable [Member] | Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0